Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Sustainable Financing Framework
On January 12, 2023, Hydro One Limited published a Sustainable Financing Framework, which allows Hydro One Limited and its subsidiaries to issue sustainable financing instruments.

Debt Issuance
On January 27, 2023, Hydro One Inc. issued sustainable bonds totaling $1,050 million under its MTN Program as follows:
a.$300 million Series 53 notes with a maturity date of November 30, 2029 and a coupon rate of 3.93%; and
b.$450 million Series 54 notes with a maturity date of January 27, 2033 and a coupon rate of 4.16%; and
c.$300 million Series 55 notes with a maturity date of January 27, 2053 and a coupon rate of 4.46%.

Dividends
On February 13, 2023, common share dividends of $167 million ($0.2796 per common share) were declared.